THE ADVISORS' INNER CIRCLE FUND II

                 STW SHORT DURATION INVESTMENT-GRADE BOND FUND
                      STW CORE INVESTMENT-GRADE BOND FUND
                  STW LONG DURATION INVESTMENT-GRADE BOND FUND
                      STW BROAD TAX-AWARE VALUE BOND FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 1, 2011
                                     TO THE
           PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DATED AUGUST 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Shares of the Funds are currently not available for purchase. If you have questions, please call 1-855-STW-FUND (1-855-789-3863).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 STW-SK-001-0100